Non-controlling interests and redeemable non-controlling interests - Change in Redeemable non-controlling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Increase (Decrease) in Temporary Equity [Roll Forward]
Opening balance	$ 11,520	$ 12,989
Net earnings (loss) attributable to NCI	(1,324)	(6,298)
Contributions, net of costs	0	5,000
Dividends and distributions declared	(183)	(171)
Closing balance	10,013	11,520
Related Party
Increase (Decrease) in Temporary Equity [Roll Forward]
Opening balance	307,856	306,537
Net earnings (loss) attributable to NCI	25,922	15,157
Contributions, net of costs	0	0
Dividends and distributions declared	(25,428)	(13,838)
Closing balance	$ 308,350	$ 307,856